UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Tax-Free Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2006

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on

November 30, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate (%)	date	rating (A)	($000)	Value
Tax-exempt long-term bonds 99.96%					$485,377,050

(Cost $435,238,515)

Arizona 0.49%					2,394,554

Arizona Health Facilities Auth,
Rev Ref Phoenix Memorial
Hosp (G)(H)	8.200	06-01-21	D	2,150	43,000
Maricopa County Industrial Development Auth,
Rev Mtg Back Secs Prog Ser 1998B	6.200	12-01-30	Aaa	445	447,394
Navajo County Industrial Development Auth,
Rev Stone Container Corp Proj (G)	7.200	06-01-27	B	1,000	1,029,990
Phoenix Civic Improvement Corp District,
Rev Cap Apprec Civic Plaza
Ser 2005B (Zero to 07-01-13, then
5.500%) (O)	Zero	07-01-28	AAA	1,000	874,170

California 23.94%					116,248,878

California Pollution Control Financing Auth,
Rev Chemical Waste Mgmt Inc Proj
Ser 2005C	5.125	11-01-23	BBB	3,000	3,172,440
California, State of,
Gen Oblig Unltd	5.250	11-01-18	A+	3,000	3,278,040
Gen Oblig Unltd	5.125	04-01-23	A+	2,000	2,153,580
Rev Economic Recovery
Ser 2004C-5 (P)	3.350	07-01-23	AA+	2,700	2,700,000
Foothill/Eastern Transportation Corridor
Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-25	BBB-	5,000	1,809,700
Rev Toll Rd Cap Apprec Sr Lien
Ser 1995A	Zero	01-01-19	AAA	30,000	18,390,900
Rev Toll Rd Sr Lien Ser 1995A	6.000	01-01-16	AAA	19,800	21,295,494
Golden State Tobacco Securitization Corp,
Rev Asset Backed Bond Ser 2003B	5.375	06-01-28	AAA	2,500	2,653,275
Madera, County of,
Rev Cert of Part Valley Childrens
Hosp	6.500	03-15-15	AAA	13,185	15,349,713
Millbrae, City of,
Rev Magnolia of Milbrae Proj
Ser 1997A (G)	7.375	09-01-27	BB	1,750	1,821,820
Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr
Ser 1999A (G)	6.250	01-01-30	BB+	4,000	4,171,040
San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin
Proj	5.500	08-01-17	AAA	9,130	10,167,259
Rev Ref Cert of Part Med Ctr Fin
Proj	5.500	08-01-22	A	2,500	2,824,000

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on

November 30, 2006 (unaudited)

San Diego Redevelopment Agency,
Rev Tax Alloc City Heights Proj
Ser 1999A (G)	5.750	09-01-23	BB	25	25,853
San Joaquin Hills Transportation Corridor
Agency,
Rev Toll Rd Conv Cap Apprec
Ser 1997A (Zero to 1-15-07, then
5.650%) (O)	Zero	01-15-07	BB-	10,000	10,073,400
Rev Toll Rd Jr Lien	Zero	01-01-10	AAA	6,250	5,596,625
Rev Toll Rd Sr Lien	Zero	01-01-14	AAA	5,000	3,848,050
Rev Toll Rd Sr Lien	Zero	01-01-17	AAA	4,900	3,292,849
Rev Toll Rd Sr Lien	Zero	01-01-20	AAA	2,000	1,174,400
Santa Ana Financing Auth,
Rev Lease Police Admin & Hldg
Facil Ser 1994A	6.250	07-01-19	AAA	2,000	2,450,440

Colorado 0.86%					4,164,770

E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B	Zero	09-01-34	BBB-	7,000	1,004,360
Northwest Parkway Public Highway Auth,
Rev 1st Tier Sub Ser 2001D	7.125	06-15-41	CCC	3,000	3,160,410

Delaware 0.67%					3,245,700

Charter MAC Equity Issuer Trust,
Preferred Tax Exempt Shares,
Ser A-4-1 (S)	5.750	04-30-15	A3	3,000	3,245,700

Florida 6.13%					29,779,346

Aberdeen Community Development District,
Rev Spec Assessment (G)	5.500	05-01-36	BB+	2,250	2,296,552
Bonnet Creek Resort Community Development
District,
Rev Spec Assessment (G)	7.375	05-01-34	BB+	1,500	1,653,195
Rev Spec Assessment (G)	7.250	05-01-18	BB+	1,000	1,106,240
Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog
Ser 2000A (G)	7.850	08-15-31	AA	3,500	4,064,795
Rev Student Hsg Cap Projs Ln Prog
Ser 2001G (G)	9.125	10-01-11	BBB	900	953,037
Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2003A	8.950	10-01-33	AAA	3,000	3,703,350
Crossings at Fleming Island Community
Development District,
Rev Ref Spec Assessment
Ser 2000C (G)	7.100	05-01-30	BBB-	1,000	1,074,950
Hernando, County of,
Rev Criminal Justice Complex	7.650	07-01-16	AAA	500	659,815
Midtown Miami Community Development District,
Rev Spec Assessment Ser 2004A (G)	6.000	05-01-24	BB	1,750	1,897,875

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on

November 30, 2006 (unaudited)

Orange County Health Facilities Auth,
Rev Orlando Regional Healthcare	5.750	12-01-32	A	1,000	1,111,720
Orange County School Board,
Rev Ref Cert of Part Ser 1997A	Zero	08-01-13	Aaa	5,000	3,877,150
Orlando Urban Community Development District,
Rev Spec Assessment Cap Imp
Ser 2001A (G)	6.950	05-01-33	BB+	2,500	2,710,100
Orlando Utilities Commission,
Rev Ref Wtr & Elec Sys Sub
Ser 1989D	6.750	10-01-17	AA	2,200	2,652,012
Pinellas County Educational Facilities Auth,
Rev Barry Univ Proj	5.875	10-01-30	AA	1,260	1,357,259
Stoneybrook West Community Development
District,
Rev Spec Assessment Ser 2000A (G)	7.000	05-01-32	BBB-	410	439,721
Rev Spec Assessment Ser 2000B (G)	6.450	05-01-10	BBB-	220	221,575

Georgia 5.01%					24,305,391

Atlanta, City of,
Rev Tax Alloc Eastside Proj
Ser 2005B (G)	5.600	01-01-30	BB+	1,000	1,042,980
Georgia Municipal Electric Auth,
Rev Preref Ser 1993Z	5.500	01-01-20	AAA	150	172,687
Rev Preref Ser 1998Y	6.500	01-01-17	AAA	60	70,919
Rev Ref Pwr Ser 1993BB	5.700	01-01-19	A+	1,000	1,135,990
Rev Ref Pwr Ser 1993C	5.700	01-01-19	AAA	5,000	5,853,300
Rev Ref Pwr Ser 1994EE	7.250	01-01-24	AAA	2,000	2,792,780
Rev Ref Pwr Ser 1998Y	6.500	01-01-17	AAA	145	178,913
Rev Unref Bal Ser 1993Z	5.500	01-01-20	AAA	5,690	6,407,907
Rev Unref Bal Ser 1998Y	6.500	01-01-17	AAA	4,635	5,515,465
Monroe County Development Auth,
Rev Ref Poll Control Oglethorpe
Pwr Corp Scherer Ser 1992A	6.800	01-01-12	A	1,000	1,134,450

Illinois 6.93%					33,641,499

Chicago Board of Education,
Gen Oblig Cap Apprec School
Reform Ser 1998B-1	Zero	12-01-15	AAA	3,000	2,109,900
Geb Oblig Unltd Ser 2005A	5.500	12-01-26	AAA	5,290	6,400,054
Chicago, City of,
Gen Oblig Tax Alloc Jr Pilsen
Redev Ser 2004B (G)	6.750	06-01-22	BBB+	3,000	3,287,580
Illinois Development Finance Auth,
Rev Ref Commonwealth Edison Co
Proj	5.850	01-15-14	AAA	3,000	3,390,360
Illinois Finance Auth,
Rev Landing at Plymouth Place
Proj Ser 2005A (G)	6.000	05-15-37	BB	1,000	1,065,070
Kane County Community School District No. 304,
Gen Oblig Unltd Cap Apprec
Ser 2004A	Zero	01-01-17	Aaa	4,705	3,118,333

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on

November 30, 2006 (unaudited)

Metropolitan Pier & Exposition Auth,
Rev Ref Cap Apprec McCormick Proj	Zero	06-15-15	AAA	1,000	716,640
Rev Ref Cap Apprec McCormick Proj
Ser 1996A	Zero	12-15-16	AAA	2,330	1,563,896
Round Lake Beach, Village of,
Rev Spec Tax Lakewood Grove Spec
Serv Area No. 1 (G)	6.700	03-01-33	BBB-	1,000	1,078,560
Southern Illinois University,
Rev Cap Apprec Housing & Auxilary
Sys Ser 1993A	Zero	04-01-15	AAA	1,000	721,460
Will County Community Unit School District No.
201,
Gen Oblig Cap Apprec Crete-Monee	Zero	11-01-13	Aaa	3,340	2,567,124
Gen Oblig Cap Apprec Crete-Monee	Zero	11-01-16	Aaa	2,900	1,950,627
Will County Community Unit School District No.
365,
Gen Oblig Cap Apprec Comp Int
Ser 1997B	Zero	11-01-14	AAA	3,510	2,585,606
Gen Oblig Unltd Ref	Zero	11-01-21	AAA	5,780	3,086,289

Indiana 0.22%					1,052,420

Vanderburgh County Redevelopment Commission,
Rev Dist Tax Increment	5.000	02-01-26	A-	1,000	1,052,420

Iowa 1.18%					5,717,943

Iowa Finance Auth,
Rev Ref Hlth Facil Care
Initiatives Proj Ser 2006 A	5.500	07-01-21	BBB-	1,250	1,329,388
Rev Ref Hlth Facil Care
Initiatives Proj Ser 2006 A	5.500	07-01-25	BBB-	1,250	1,331,375
Iowa Tobacco Settlement Auth,
Rev Asset Backed Bond Cap Apprec
Ser 2005B	Zero	06-01-34	BBB	3,000	3,057,180

Kansas 0.32%					1,571,985

Wyandotte, County of,
Rev Ref Sales Tax 2nd Lien Area B	5.000	12-01-20	BBB-	1,500	1,571,985

Kentucky 1.18%					5,749,083

Kentucky Economic Development Finance Auth,
Rev Preref Norton Healthcare
Ser 2000C	6.100	10-01-21	AAA	1,770	2,048,633
Rev Unref Bond Balance Norton
Ser 2000C	6.100	10-01-21	AAA	3,230	3,700,450

Lousiana 0.17%					835,050

Jefferson Parish Home Mortgage Auth,
Rev Ref Single Family Mtg
Ser 1999B	6.750	06-01-30	Aaa	835	835,050

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on

November 30, 2006 (unaudited)

Maryland 1.09%					5,307,850

Baltimore Convention Center,
Rev Hotel Ser 2006B	5.875	09-01-39	BB	1,000	1,065,130
Municipal Mortgage & Equity, LLC,
Bond (S)	6.875	06-30-49	A3	4,000	4,242,720

Massachusetts 6.57%					31,888,725

Massachusetts Bay Transportation Auth,
Rev Ref Sales Tax Ser 2005B	5.500	07-01-28	AAA	5,000	6,126,750
Massachusetts Health & Educational Facilities
Auth,
Rev Civic Investments Inc
Ser 2002B (G)	9.200	12-15-31	BB	3,500	4,326,805
Rev Ref Partners Healthcare Sys
Ser 2001C	5.750	07-01-32	AA	2,000	2,176,840
Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton
Group Properties	8.000	09-01-27	AAA	1,305	1,381,238
Massachusetts School Building Auth,
Rev Dedicated Sales Tax Ser 2005A	5.000	08-15-22	AAA	5,540	5,985,970
Massachusetts Special Obligation Dedicated Tax,
Rev	5.250	01-01-26	AAA	2,000	2,206,040
Massachusetts Water Pollution Abatement Trust,
Rev Unref Bal Ser 1994A	6.375	02-01-15	AAA	75	75,162
Massachusetts, Commonwealth of,
Gen Oblig Unltd Ref Ser 2004C	5.500	12-01-24	AAA	8,000	9,609,920

Michigan 0.23%					1,115,840

Kent Hospital Finance Auth,
Rev Met Hosp Proj Ser 2005A	6.000	07-01-35	BBB	1,000	1,115,840

Minnesota 1.10%					5,321,675

St. Cloud, City of,
Rev Ref St Cloud Hosp Oblig Group
Ser 2000A	5.875	05-01-30	Aaa	2,000	2,151,420
St. Paul Housing & Redevelopment Auth,
Rev Healtheast Hosp Proj	6.000	11-15-35	BB+	1,500	1,671,495
Rev Healthpartners Oblig Group
Proj	5.250	05-15-36	BBB	1,410	1,498,760

Missouri 0.23%					1,104,075

Fenton, City of,
Rev Ref Tax Increment Imp Gravois
Bluffs	7.000	10-01-21	AAA	955	1,104,075

Nebraska 0.29%					1,403,220

Omaha Public Power District,
Rev Ref Elec Imp Ser 1992B	6.200	02-01-17	Aa2	1,200	1,403,220

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on

November 30, 2006 (unaudited)

Nevada 0.01%					25,064

Nevada, State of,
Gen Oblig Ltd Unref Bal Ser 1992A	6.750	07-01-09	AA+	25	25,064

New Hampshire 0.29%					1,384,888

New Hampshire Health & Education Facilities
Auth,
Rev Exeter Proj	6.000	10-01-24	A+	1,250	1,384,888

New Jersey 4.64%					22,543,995

New Jersey Economic Development Auth,
Rev Cigarette Tax	5.500	06-15-24	BBB	3,000	3,186,870
Rev Ref Newark Airport Marriot
Hotel	7.000	10-01-14	Ba3	2,000	2,071,860
New Jersey Health Care Facilities Financing
Auth,
Rev Care Institute Inc Cherry
Hill Proj (G)	8.000	07-01-27	BB	1,120	1,149,355
New Jersey Tobacco Settlement Financing Corp,
Rev Asset Backed Bond	6.750	06-01-39	BBB	5,000	5,749,650
Rev Asset Backed Bond	6.250	06-01-43	BBB	4,000	4,486,560
New Jersey Transportation Trust Fund Auth,
Rev Ref Trans Sys Ser 2006A	5.500	12-15-23	AA-	5,000	5,899,700

New Mexico 0.43%					2,073,600

Farmington, City of,
Rev Ref Poll Control Tucson Elec
Pwr Co Ser 1997A	6.950	10-01-20	B+	2,000	2,073,600

New York 10.56%					51,294,298

Dutchess County Resource Recovery Agency,
Rev Resource Recovery Solid Waste
Sys Ser 1999A	5.350	01-01-12	AAA	510	545,124
Long Island Power Auth,
Rev Ref Elec Sys Ser 2006A	5.000	12-01-24	AAA	5,000	5,412,600
Nassau County Industrial Development Agency,
Rev Ref Civic Facil North Shore
Hlth Sys Projs Ser 2001B	5.875	11-01-11	A3	610	643,428
New York City Industrial Development Agency,
Rev American Airlines JFK Intl
Arpt	7.625	08-01-25	B	2,500	3,002,675
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)	6.250	03-01-15	BB-	2,000	2,134,560
Rev Ref Terminal One Group Assn
Proj	5.500	01-01-24	BBB+	1,500	1,640,055
New York City Municipal Water Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B	6.000	06-15-33	AA+	365	398,624
Rev Unref Bal Wtr & Swr Sys
Ser 2000B	6.000	06-15-33	AA+	375	407,190

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on

November 30, 2006 (unaudited)

New York City Transitional Finance Auth,
Rev Ref Future Tax Sec Ser 2002A
(Zero to 11-01-11 then
14.000%) (O)	Zero	11-01-29	AAA	5,000	4,168,800
New York Liberty Development Corp,
Rev Goldman Sachs Headquarters	5.250	10-01-35	A+	3,500	4,163,600
Rev National Sports Museum Proj
Ser2006A (G)	6.125	02-15-19	BB-	1,000	1,063,980
New York State Dormitory Auth,
Rev City Univ Sys Consol 2nd
Generation Ser 1993A	5.750	07-01-09	AA-	1,000	1,041,220
Rev Personal Income Tax Ser 2005F	5.000	03-15-30	AAA	4,000	4,291,360
Rev Preref Ser 1990B	7.500	05-15-11	AA-	160	177,318
Rev Ref State Univ Edl Facil
Ser 1993A	5.500	05-15-19	AA-	1,000	1,143,940
Rev Unref Bal Ser 1990B	7.500	05-15-11	AA-	210	232,483
New York State Environmental Facilities Corp,
Rev Ref Poll Control (P)	10.484	06-15-11	AAA	2,000	2,614,100
New York State Housing Finance Agency,
Rev Ref State Univ Constr
Ser 1986A	8.000	05-01-11	AAA	2,000	2,212,000
Port Auth of New York & New Jersey,
Rev Ref Spec Proj KIAC Partners
Ser 4 (G)	6.750	10-01-19	BBB-	8,700	8,858,688
Suffolk County Industrial Development Agency,
Rev Ref Jeffersons Ferry Proj	5.000	11-01-28	BBB-	1,000	1,047,770
Triborough Bridge & Tunnel Auth,
Rev Ser 2006A	5.000	11-15-22	AA-	3,545	3,861,143
Westchester Tobacco Asset Securitization Corp,
Rev Asset Backed Bond (Zero to
07-15-09, then 6.950%) (O)	Zero	07-15-09	AAA	2,000	2,233,640

North Carolina 0.44%					2,140,500

North Carolina Eastern Municipal Power Agency,
Rev Ref Pwr Sys Ser 2003C	5.375	01-01-17	BBB	2,000	2,140,500

Ohio 1.07%					5,187,878

Cuyahoga, County of,
Rev Ref Cleveland Clinic Hlth Sys
Ser 2003A	5.750	01-01-25	A+	2,500	2,775,450
Hamilton County Health Care,
Rev Ref Life Enriching Community
Proj Ser 2006A	5.000	01-01-37	BBB	2,000	2,068,800
Student Loan Funding Corp,
Rev Ref Cincinnati Student Loan
Sub Ser 1991B (G)	8.875	08-01-08	BBB-	340	343,628

Oklahoma 0.48%					2,314,540

Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)	7.750	06-01-35	B	2,000	2,314,540

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on

November 30, 2006 (unaudited)

Oregon 0.78%					3,805,955

Salem Hospital Facility Auth,
Rev Salem Hospital Proj Ser 2006A	5.000	08-15-27	A+	2,500	2,668,225
Western Generation Agency,
Rev Wauna Cogeneration Proj
Ser 2006B (G)	5.000	01-01-14	BBB-	1,100	1,137,730

Pennsylvania 2.55%					12,399,822

Allegheny County Industrial Development Auth,
Rev Ref Environmental Imp	5.500	11-01-16	BB	2,500	2,657,825
Allegheny County Redevelopment Auth,
Rev Tax Alloc Pittsburgh Mills
Proj (G)	5.600	07-01-23	BB+	1,000	1,069,570
Carbon County Industrial Development Auth,
Rev Reg Resource Recovery Panther
Creek Partners Proj	6.700	05-01-12	BBB-	4,960	5,415,179
Philadelphia Industrial Development Auth,
Rev Commercial Marriot Hotel (G)	7.750	12-01-17	B+	3,250	3,257,248

Puerto Rico 9.48%					46,035,352

Puerto Rico Aqueduct & Sewer Auth,
Rev Inverse Floater (Gtd) (P)	7.720	07-01-11	AAA	6,500	7,784,660
Rev Ref Pars & Inflos (Gtd)	6.000	07-01-11	AAA	200	219,764
Puerto Rico Highway & Transportation Auth,
Rev Ser PA 114 (K)(P)	8.242	01-01-08	AAA	13,130	15,532,265
Puerto Rico Public Buildings Auth,
Rev Ref Govt Facils Ser 2002F
(Gtd)	5.250	07-01-20	BBB	2,000	2,253,280
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)	6.290	07-01-18	Aaa	2,915	3,416,263
Rev Inverse Floater (P)	7.720	07-01-11	AAA	14,000	16,829,120

Rhode Island 0.22%					1,092,420

Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay
Village Ser 2002A (G)	6.875	05-01-22	BB+	1,000	1,092,420

South Carolina 0.67%					3,244,956

Dorchester County School District No. 2,
Rev Growth Remedy Oppty Tax Hike	5.250	12-01-29	A	2,000	2,133,080
Florence, County of,
Rev Ind'l Dev Stone Container
Proj (G)	7.375	02-01-07	B	1,110	1,111,876

South Dakota 2.28%					11,064,200

South Dakota Educational Enhancement Funding
Corp,
Rev Tobacco Settlement Asset
Backed Bond Ser 2002B	6.500	06-01-32	BBB	10,000	11,064,200

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on

November 30, 2006 (unaudited)

Tennessee 1.18%					5,713,000

Tennessee Energy Acqusition Corp,
Rev Gas Ser 2006A	5.250	09-01-24	A+	5,000	5,713,000

Texas 3.86%					18,765,887

Austin, City of,
Rev Ref Combined Util Sys Ser 1998	6.750	11-15-10	AAA	3,125	3,481,406
Bexar County Health Facilities Development
Corp,
Rev Ref Army Retirement Residence
Proj	6.300	07-01-32	BBB-	1,000	1,092,370
Brazos River Auth,
Rev Ref Poll Control Texas
Utilities Co Ser 1999A	7.700	04-01-33	BBB-	1,500	1,757,415
Carroll Independent School District,
Ref Cap Apprec Ser 2006C	Zero	02-15-16	AAA	1,005	694,545
Harris, County of,
Ref Note	Zero	08-15-16	AAA	6,000	4,070,760
Houston Independent School District,
Rev Cap Apprec Cesar E Chavez
Ser 1998A	Zero	09-15-16	AAA	900	607,941
Port Corpus Christi Industrial Development
Corp,
Rev Citgo Petroleum Corp Proj	8.250	11-01-31	BB	2,000	2,065,160
Sabine River Auth,
Rev Ref TXU Energy Co LLC Proj
Ser 2003B	6.150	08-01-22	BBB-	1,000	1,090,290
Rev Ref TXU Energy Co LLC Proj
Ser 2005C	5.200	05-01-28	BBB-	3,750	3,906,000

Utah 0.43%					2,102,433

Mountain Regional Water Special Service
District,
Rev Spec Assessment Spec Imp Dist
No. 2002-1 (G)	7.000	12-01-18	BBB+	895	917,393
Salt Lake City Hospital,
Rev Ref IHC Hosp Inc Ser 1998A	8.125	05-15-15	AAA	1,000	1,185,040

Virgin Islands 0.21%					1,033,740

Virgin Islands Water & Power Auth,
Rev Ref Wtr Sys	5.500	07-01-17	Baa3	1,000	1,033,740

Virginia 1.26%					6,110,300

Pittsylvania County Industrial Development
Auth,
Rev Exempt Facil Ser 1994A (G)	7.550	01-01-19	BB	3,500	3,552,850
Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec Sr
Ser 1998B	Zero	08-15-19	AAA	5,000	2,557,450

John Hancock
Tax-Free Bond Fund
Securities owned by the Fund on

November 30, 2006 (unaudited)

Washington 1.60%					7,782,536

Washington Public Power Supply System,
Ref Rev Nuclear Proj No. 1
Ser 1989B	7.125	07-01-16	AA-	1,500	1,884,435
Washington Tobacco Settlement Auth,
Rev Asset Backed Bond	6.500	06-01-26	BBB	4,290	4,736,031
Washington, State of,
Gen Oblig Unltd Ser 1990A	6.750	02-01-15	AA	1,000	1,162,070

West Virginia 0.69%					3,346,722

West Virginia State Hospital Finance Auth,
Rev Preref Charleston Area Med Ctr	6.750	09-01-22	A2	2,400	2,683,080
Rev Unref Bal Charleston Area Med
Ctr	6.750	09-01-22	A2	600	663,642

Wyoming 0.22%					1,066,960

Sweetwater, County of,
Rev Ref Solid Waste Disposal FMC
Corp Proj	5.600	12-01-35	BBB-	1,000	1,066,960

	Interest			Par value
Issuer, description, maturity date	rate (%)			($000)	Value
Short-term investments 0.04%					$174,000

(Cost $174,000)

Joint Repurchase Agreement 0.04%					174,000

Investment in a joint repurchase agreement
transaction with UBS AG — Dated 11-30-06, due
12-1-06 (Secured by U.S. Treasury Inflation
Indexed Bonds 2.000%, due 1-15-26 and 3.625%,
due 4-15-28 and U.S. Treasury Inflation Indexed
Notes 0.875%, due 4-15-10, 1.875%, due 7-15-15,
2.000%, due 7-15-14, 3.375%, due 1-15-07,
3.375%, due 1-15-12, and 4.250%, due 1-15-10).
Maturity value: $174,026	5.280			174	174,000

Total investments (Cost $435,412,515) 100.00%					$485,551,050

John Hancock
Tax-Free Bond Fund
Footnotes to Schedule of Investments
November 30, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's bylaws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement table following these footnotes.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on November 30, 2006.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,488,420 or 1.54% of the Fund's total investments as of November 30, 2006.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on November 30, 2006, including short-term investments, was $435,412,515. Gross unrealized appreciation and depreciation of investments aggregated $51,920,739 and $1,782,204, respectively, resulting in net unrealized appreciation of $50,138,535.

Footnotes to Schedule of Investments - Page 1

John Hancock
Tax-Free Bond Fund
Direct Placement Securities
November 30, 2006 (unaudited)

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	total investments	November 30, 2006

Puerto Rico Highway & Transportation Auth,
- Rev Ser PA 114, 8.242%, 01-01-08	04-02-96	$14,925,160	3.20%	$15,532,265

Direct Placement Securities

For more information

Trustees

Ronald R. Dion, *Chairman*

James R. Boyle†

James F. Carlin

Richard P. Chapman, Jr.*

William H. Cunningham

Charles L. Ladner*

Dr. John A. Moore*

Patti McGill Peterson*

Steven R. Pruchansky

† Non-Independent Trustee

* Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis
LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.

520Q1 11/06
1/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Series Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 26, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: January 26, 2007